INCOME TAXES - TAX RECONCILIATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of tax computed by applying statutory income tax rate to the income tax expense
Loss before income tax expense	¥ 311,518	$ 47,880	¥ 910,024	¥ 111,349
Income tax computed at PRC statutory tax rate of 25%	(77,880)	(11,970)	(227,506)	(27,838)
Preferential tax rates	15,992	2,458	68,787	3,335
International rate differences	7,702	1,184	(361)	(1,745)
Additional 50% tax deduction for qualified research and development expenses	(8,795)	(1,352)	(9,915)	(9,531)
Non-deductible expenses	12,751	1,960	25,611	18,564
Effect of changes in tax rates on deferred taxes	(86,069)	(13,229)	2,203	(1,406)
Changes in unrecognized tax benefits	(502)	(77)	(1,316)	(1,939)
Changes in the valuation allowance	196,449	30,194	146,726	(1,949)
Other permanent difference	0	0		(105)
Income tax expense (benefit)	¥ 59,648	$ 9,168	¥ 4,229	¥ (22,614)